Impairment charges on intangible assets and property, plant and equipment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Impairment of Assets [Abstract]
Impairment loss	$ 1,484
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1,200
Impairment loss recognised in profit or loss, property, plant and equipment	284
Fair value of property, plant and equipment materially different from carrying amount	$ 50